SCHEDULE OF ACQUIRED INTANGIBLE ASSETS (Details) - USD ($)	Jan. 31, 2022	Jul. 31, 2021	Jan. 31, 2021	Jul. 31, 2020
Business Acquisition [Line Items]
Intangible assets	$ 9,420	$ 10,586
Intangible assets- net		10,586
Kanab Corp [Member]
Business Acquisition [Line Items]
Intangible assets		11,500	$ 11,500
Accumulated amortization		(914)	(2,080)
Intangible assets- net		$ 10,586	$ 9,420